Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2022
Employee Benefits
Summary of Plan Asset Allocation
The asset allocations by asset category for the principal defined benefit pension plans are as follows:

Plan Asset Allocation
(millions of Canadian dollars except as noted)	Society 1						TDPP DB 1
	Target range	% of total	Fair value		Target range	% of total	Fair value
As at October 31, 2022			Quoted	Unquoted			Quoted	Unquoted
Debt	50-80%	67%	$–	$4,039	55-75%	74%	$–	$2,814
Equity	0-25	8	171	318	0-30	9	126	212
Alternative investments 2	6-35	25	–	1,513	5-38	17	–	641

Other 3	n/a	n/a	–	(335)	n/a	n/a	–	(1,018)
Total		100%	$171	$5,535		100%	$126	$2,649

As at October 31, 2021
Debt	40-70%	56%	$–	$3,877	20-50%	34%	$–	$1,023
Equity	19-45	26	589	1,238	30-60	51	461	1,055
Alternative investments 2	1-30	18	–	1,279	5-40	15	–	431

Other 3	n/a	n/a	–	(532)	n/a	n/a	–	(79)
Total		100%	$589	$5,862		100%	$461	$2,430

1	The principal defined benefit pension plans invest in investment vehicles which may hold shares or debt issued by the Bank.
2	The principal defined benefit pension plans’ alternative investments are primarily private equity, infrastructure, and real estate funds.
3
Consists mainly of amounts due to and due from brokers for securities traded but not yet settled, bond repurchase agreements, interest and dividends receivable, and Pension Enhancement Account assets, which are invested at the members’ discretion in certain mutual and pooled funds.

Summary of Expenses for Bank's Defined Contribution Plans
The following table summarizes expenses for the Bank’s defined contribution plans.

Defined Contribution Plan Expenses
(millions of Canadian dollars)	For the years ended October 31
	2022	2021
Defined contribution pension plans 1	$195	$178

Government pension plans 2	412	355
Total	$607	$533

1	Includes the TDPP DC and the TD Bank, N.A. defined contribution 401(k) plan.
2	Includes Canada Pension Plan, Quebec Pension Plan, and Social Security under the U.S. Federal Insurance Contributions Act .

Summary of Employee Benefit Plans' Obligations, Assets, Funded Status and Expense
The following table pres
e
nts the financial position of the Bank’s principal pension and post-retirement defined benefit plans and the Bank’s other material defined benefit pension and post-retirement benefit plans for the years ended October 31, 2022 and October 31, 2021. Other employee defined benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes.

Employee Defined Benefit Plans’ Obligations, Assets, Funded Status, and Expense
(millions of Canadian dollars, except as noted)	Principal pension plans		Principal post-retirement benefit plan 1		Other pension and post-retirement benefit plans 2
	2022	2021	2022	2021	2022	2021

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$8,788	$9,668	$466	$506	$2,691	$2,967
Obligations included due to the TD Auto Finance (Canada) plan merger 3	–	–	–	–	43	–
Service cost – benefits earned	417	522	8	9	5	8
Interest cost on projected benefit obligation	252	210	13	11	67	56
Remeasurement (gain) loss – financial	(2,610)	(1,460)	(105)	(45)	(695)	(86)
Remeasurement (gain) loss – demographic	25	–	6	–	(8)	5
Remeasurement (gain) loss – experience	194	137	(1)	(1)	22	(1)
Members’ contributions	108	107	–	–	–	–
Benefits paid	(411)	(396)	(15)	(14)	(145)	(139)
Change in foreign currency exchange rate	–	–	–	–	165	(130)

Past service cost (credit)	–	–	–	–	–	11

Projected benefit obligation as at October 31	6,763	8,788	372	466	2,145	2,691
Wholly or partially funded projected benefit obligation	6,763	8,788	–	–	1,499	1,879

Unfunded projected benefit obligation	–	–	372	466	646	812

Total projected benefit obligation as at October 31	6,763	8,788	372	466	2,145	2,691
Change in plan assets
Plan assets at fair value at beginning of year	9,342	8,240	–	–	1,967	2,046
Assets included due to the TD Auto Finance (Canada) plan merger 3	–	–	–	–	48	–
Interest income on plan assets	276	186	–	–	46	37
Remeasurement gain (loss) – return on plan assets less interest income	(1,200)	740	–	–	(533)	106
Members’ contributions	108	107	–	–	–	–
Employer’s contributions	375	474	15	14	36	38
Benefits paid	(411)	(396)	(15)	(14)	(145)	(139)
Change in foreign currency exchange rate	–	–	–	–	163	(118)

Defined benefit administrative expenses	(9)	(9)	–	–	(2)	(3)

Plan assets at fair value as at October 31	8,481	9,342	–	–	1,580	1,967
Excess (deficit) of plan assets at fair value over projected benefit obligation	1,718	554	(372)	(466)	(565)	(724)

Effect of asset limitation and minimum funding requirement	(384)	–	–	–	(16)	(12)

Net defined benefit asset (liability)	1,334	554	(372)	(466)	(581)	(736)
Recorded in
Other assets in the Bank’s Consolidated Balance Sheet	1,334	554	–	–	72	79

Other liabilities in the Bank’s Consolidated Balance Sheet	–	–	(372)	(466)	(653)	(815)

Net defined benefit asset (liability)	1,334	554	(372)	(466)	(581)	(736)
Annual expense
Net employee benefits expense includes the following:
Service cost – benefits earned	417	522	8	9	5	8
Net interest cost (income) on net defined benefit liability (asset)	(24)	24	13	11	21	19
Past service cost (credit)	–	–	–	–	–	11

Defined benefit administrative expenses	9	11	–	–	3	3
Total	$402	$557	$21	$20	$29	$41
Actuarial assumptions used to determine the annual expense
Weighted-average discount rate for projected benefit obligation	3.50%	2.85%	3.43%	2.76%	2.99%	2.74%
Weighted-average rate of compensation increase	2.46%	2.53%	2.80%	3.00%	0.98%	1.03%
Assumed life expectancy at age 65, in years
Male aged 65	23.5	23.4	23.5	23.4	21.6	21.5
Female aged 65	24.2	24.2	24.2	24.2	23.1	23.1
Male aged 45	24.4	24.4	24.4	24.4	22.3	22.2
Female aged 45	25.1	25.1	25.1	25.1	24.0	23.9
Actuarial assumptions used to determine the projected benefit obligation as at October 31
Weighted-average discount rate for projected benefit obligation	5.44%	3.50%	5.45%	3.43%	5.58%	2.99%
Weighted-average rate of compensation increase	2.88%	2.46%	3.25%	2.80%	1.14%	0.98%
Assumed life expectancy at age 65, in years
Male aged 65	23.2	23.5	23.2	23.5	21.7	21.6
Female aged 65	24.3	24.2	24.3	24.2	23.3	23.1
Male aged 45	24.1	24.4	24.1	24.4	22.3	22.3

Female aged 45	25.2	25.1	25.2	25.1	24.1	24.0

1
The rate of increase for health care costs for the next year used to measure the expected cost of benefits covered for the principal post-retirement defined benefit plan is 2.99%.
The rate is assumed to decrease gradually to 1.08% by the year 2040 and remain at that level thereafter (2021 – 3.13% grading to 1.08% by the year 2040 and remain at that level thereafter).

2
Includes CT defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension and post-retirement benefit plans, and supplemental employee defined benefit pension plans.

3
During 2022, the TD Auto Finance (Canada) pension plan (“TDAF Canada”) was deemed to be merged with the CT defined benefit pension plan and previously undisclosed obligations and assets of TDAF Canada are now included in the fiscal 2022 disclosure.

Summary of Amounts Recognized in the Consolidated Balance Sheet
The Bank recognized the following amounts on the Consolidated Balance Sheet.

Amounts Recognized in the Consolidated Balance Sheet
(millions of Canadian dollars)		As at
	October 31 2022	October 31 2021

Other assets
Principal defined benefit pension plans	$1,334	$554
Other defined benefit pension and post-retirement benefit plans	72	79

Other employee benefit plans 1	–	4

Total	1,406	637
Other liabilities
Principal post-retirement defined benefit plan	372	466
Other defined benefit pension and post-retirement benefit plans	653	815

Other employee benefit plans 1	261	311

Total	1,286	1,592
Net amount recognized	$120	$(955)

1	Consists of other pension and other post-retirement benefit plans operated by the Bank and its subsidiaries that are not considered material for disclosure purposes.

Summary of Remeasurement of Defined Benefit Plans
The following table summarizes the remeasurements recognized in OCI for the Bank’s principal pension and post-retirement defined benefit plans and the Bank’s other pension and post-retirement benefit plans.

Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans 1,2
(millions of Canadian dollars)	Principal pension plans		Principal post-retirement benefit plan		Other pension and post-retirement benefit plans
	For the years ended October 31
	2022	2021	2022	2021	2022	2021

Remeasurement gains (losses) – financial	$2,610	$1,460	$105	$45	$695	$86
Remeasurement gains (losses) – demographic	(25)	–	(6)	–	8	(5)
Remeasurement gains (losses) – experience	(194)	(137)	1	1	(22)	1
Remeasurement gains (losses) – return on plan assets less interest income	(1,200)	742	–	–	(532)	106

Changes in asset limitation and minimum funding requirement	(384)	–	–	–	(4)	2
Total	$807	$2,065	$100	$46	$145	$190

1	Amounts are presented on a pre-tax basis.
2
Excludes net remeasurement gains (losses) recognized in OCI in respect of other employee defined benefit plans operated by the Bank and certain of its subsidiaries not considered material for disclosure purposes totaling $53 million (2021 – $121 million).

Summary of Expected Future Benefit Payments
The following table summarizes the expected future benefit payments for the next 10 years.

Expected Future Benefit Payments
(millions of Canadian dollars)	Principal pension plans	Principal post-retirement benefit plan	Other pension and post-retirement benefit plans
Benefit payments expected to be paid in:
2023	$360	$20	$157
2024	380	21	159
2025	400	22	161
2026	421	23	162
2027	441	24	163
2028-2032	2,486	133	804
Total	$4,488	$243	$1,606

Summary of Disaggregation of Projections Benefit Obligation
The breakdown of the projected benefit obligations between active, deferred, and retired members is as follows:

Disaggregation of Projected Benefit Obligation
(millions of Canadian dollars)	Principal pension plans		Principal post-retirement benefit plan		Other pension and post-retirement benefit plans
	As at October 31
	2022	2021	2022	2021	2022	2021
Active members	$4,427	$6,048	$143	$191	$272	$375
Deferred members	466	596	–	–	349	497
Retired members	1,870	2,144	229	275	1,524	1,819
Total	$6,763	$8,788	$372	$466	$2,145	$2,691

Summary of Duration of Projected Benefit Obligation
The weighted-average duration of the projected benefit obligations is as follows:

Duration of Projected Benefit Obligation
(number of years)	Principal pension plans		Principal post-retirement benefit plan		Other pension and post-retirement benefit plans
	As at October 31
	2022	2021	2022	2021	2022	2021
Weighted-average duration	14	15	12	14	10	12

Summary of Sensitivity of Significant Actuarial Assumptions

Sensitivity of Significant Defined Benefit Plan Actuarial Assumptions
(millions of Canadian dollars, except as noted)	As at
	October 31, 2022
	Obligation Increase (Decrease)
	Principal pension plans	Principal post-retirement benefit plan		Other pension and post-retirement benefit plans
Impact of an absolute change in significant actuarial assumptions
Discount rate
1% decrease in assumption	$996	$47		$225
1% increase in assumption	(790)	(38)		(190)
Rates of compensation increase
1% decrease in assumption	(199)	–	1	–	1
1% increase in assumption	183	–	1	–	1
Life expectancy
1 year decrease in assumption	(117)	(9)		(63)
1 year increase in assumption	114	9		62
Health care cost initial trend rate
1% decrease in assumption	n/a	(6)		–	1
1% increase in assumption	n/a	7		–	1

1	An absolute change in this assumption is immaterial.